Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 133	$ 164
Loans to customers	8	2
Tax receivable, other than income tax	105	154
Brazilian tax credits and interest receivables	1,120	1,341
Trade and other receivables	212	280
Non-current trade and other receivables	$ 1,577	$ 1,941